Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies, Changes, Accounting Estimates And Errors [Abstract]
Schedule of property, plant and equipment useful lives
Depreciation is calculated using the straight-line method to reduce the cost of each asset to its residual value over its estimated useful life, as follows:

Leasehold improvements	3 to 10 years
Laboratory equipment	5 years
Office equipment	5 years
Hardware	3 years

(in KUSD)	Leasehold improvements	Laboratory equipment	Office equipment	Hardware	Construction in progress	Total
Cost
January 1, 2021	746	1,002	671	870	67	3,356
Additions	1,761	1,250	308	111	—	3,430
Transfers	67	—	—	—	(67)	—
Disposals and scrapping	(272)	—	(24)	—	—	(296)
Exchange difference	(53)	(24)	(10)	—	—	(87)
December 31, 2021	2,249	2,228	945	981	—	6,403
Additions	21	555	1	—	—	577
Exchange difference	(188)	(251)	(54)	(2)	—	(495)
December 31, 2022	2,082	2,532	892	979	—	6,485

Accumulated depreciation
January 1, 2021	(362)	(594)	(457)	(314)	—	(1,727)
Depreciation charge	(312)	(251)	(99)	(258)	—	(920)
Disposals and scrapping	272	—	24	—	—	296
Exchange difference	3	9	2	—	—	14
December 31, 2021	(399)	(836)	(530)	(572)	—	(2,337)
Depreciation charge	(226)	(436)	(124)	(231)	—	(1,017)
Exchange difference	12	96	21	1	—	130
December 31, 2022	(613)	(1,176)	(633)	(802)	—	(3,224)

Net book amount
December 31, 2021	1,850	1,392	415	409	—	4,066
December 31, 2022	1,469	1,356	259	177	—	3,261
Depreciation of property, plant and equipment has been charged to the following categories in the consolidated statement of operation:

	Year Ended December 31,
(in KUSD)	2022	2021	2020
R&D expense	840	751	589
S&M expense (1)	80	67	—
G&A expense	97	102	185
	1,017	920	774
(1) Depreciation expense for S&M was not material for year ended December 31, 2020.